Property, plant, equipment and mineral deposits	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant, equipment and mineral deposits
10. Property, plant, equipment and mineral deposits
Activity within property, plant, equipment and mineral deposits, for the year ended December 31, 2024 consists of the following:

	Quarries	Land & Land Improvements	Buildings	Machinery & equipment	Motor vehicles	Furniture & fixtures	Assets under construction	Total

January 1, 2024	$114,537	$157,668	$59,849	$288,025	$91,030	$4,289	$85,633	$801,031

Additions	10,685	—	—	—	—	—	128,183	138,868
Disposals	—	(163)	(46)	(911)	(1,003)	—	—	(2,123)
Reclassification	2,323	9,040	35,490	61,829	58,784	4,362	(171,828)	—
Provision adjustments	(1,659)	(17)	(1)	(1,438)	—	—	—	(3,115)
Capitalized interest	—	—	—	—	—	—	732	732
Depreciation, depletion, & amortization (DD&A)	(11,301)	(2,913)	(5,725)	(38,619)	(24,026)	(1,076)	—	(83,660)
December 31, 2024	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733

As of December 31, 2024
Cost	266,275	225,351	185,795	994,491	344,003	22,733	49,215	2,087,863
Accumulated DD&A	(150,685)	(59,736)	(96,228)	(685,236)	(219,218)	(15,158)	(6,495)	(1,232,756)
Impairment reserve	(1,005)	(2,000)	—	(369)	—	—	—	(3,374)
Net book value	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733
10. Property, plant, equipment and mineral deposits (continued)
The above amounts consist of assets owned by the Company. Refer to Note 11 for information about right-of-use assets. At December 31, 2024, the Company had accruals for capital projects totaling $15,128 and for the year ended December 31, 2024, the Company capitalized $732 of interest based on a capitalization rate of 6.09%. Management did not identify any events or changes in circumstances to indicate that the carrying amount may not be recoverable.
Activity within property, plant, equipment and mineral deposits, for the year ended December 31, 2023 consists of the following

	Quarries	Land & Land Improvements	Buildings	Machinery & equipment	Motor vehicles	Furniture & fixtures	Assets under construction	Total
January 1, 2023	$113,948	$151,346	$35,740	$283,321	$87,928	$921	$75,062	$748,266
Additions	7,917	—	—	681	—	—	111,521	120,119
Disposals	—	—	(255)	(3,405)	(339)	—	—	(3,999)
Reclassification	47	7,070	27,775	43,342	22,557	4,180	(104,309)	662
Provision adjustments	4,778	(32)	118	2,885	—	—	—	7,749
Capitalized interest	—	—	—	—	—	—	2,826	2,826
Depreciation, depletion, & amortization (DD&A)	(11,148)	(2,166)	(3,529)	(38,430)	(19,116)	(812)	—	(75,201)
Impairment reserve	(1,005)	1,450	—	(369)	—	—	533	609
December 31, 2023	$114,537	$157,668	$59,849	$288,025	$91,030	$4,289	$85,633	$801,031

As of December 31, 2023
Cost	254,832	216,944	150,219	957,365	313,197	19,248	90,670	2,002,475
Accumulated DD&A	(139,290)	(57,276)	(90,370)	(668,971)	(222,167)	(14,959)	(5,037)	(1,198,070)
Impairment reserve	(1,005)	(2,000)	—	(369)	—	—	—	(3,374)
Net book value	$114,537	$157,668	$59,849	$288,025	$91,030	$4,289	$85,633	$801,031
The above amounts consist of assets owned by the Company. Refer to Note 11 for information about right-of-use assets. At December 31, 2023, the Company had accruals for capital projects totaling $11,683 and for the year ended December 31, 2023, the Company capitalized $2,826 of interest based on a capitalization rate of 5.51%. Management did not identify any events or changes in circumstances to indicate that the carrying amount may not be recoverable.